Accrued Expenses and Other Payable	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Payable
Accrued Expenses and Other Payable
13.	Accrued Expenses and Other Payable

The Company’s accrued expenses and other payables at December 31, 2025 and 2024, are summarized as follows (figures are in thousands of USD):

	December 31,
	2025	2024
Accrued expenses	$22,780	$19,653
Warranty reserves (See Note 2)	49,250	35,337
Dividends payable to common shareholders	—	1,773
Dividends payable to holders of non-controlling interests	—	417
Other payables	4,108	2,058
Balance at end of year	$76,138	$59,238